SAFEs (Details) shares in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SAFEs [Abstract]
SAFEs					$ 171,080,533
Simple Agreements for Future Equity [Member]
SAFEs [Abstract]
Conversion amount	$ 177,600,000
Increasing in liabilities fair value			$ 6,500,000	$ 7,200,000	88,400,000
Aggregate gross proceeds from investment					$ 72,100,000
Number of crypto currencies				3
Simple Agreements for Future Equity [Member] | Common Stock [Member]
SAFEs [Abstract]
Debt outstanding converted to common stock (in Shares) | shares	16.6
Simple Agreements for Future Equity [Member] | Bitcoin [Member]
SAFEs [Abstract]
Foreign currency held in treasury				$ 64,100,000